Deferred Income and Revenue (Details) - Ipsen € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Upfront payment received	€ 120,000
Deferred income	40,000
Deferred income current	14,179
Deferred income non-current	€ 25,821